Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Less: Accumulated depreciation	¥ (27,200,724)		¥ (18,165,635)
Property, plant and equipment, net	182,630,671	$ 25,983,194	197,341,915
Machinery and electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	14,766,562		17,409,218
Office furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	372,966		370,667
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,794,450		2,794,450
Transportation equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	41,014		41,014
Buildings and facilities attached to buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	¥ 191,856,403		¥ 194,892,201